Financial risk management (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Risk Management Details Text [Abstract]
Cash and cash equivalents	R$ 66,767	R$ 79,969	R$ 6,888	R$ 1,199